Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

(21)                Commitments and Contingencies

As of December 31, 2013, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,723,809 (US$284,753).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ending December 31,	RMB	US$
2014	2,907,305	480,253
2015	2,747,669	453,883
2016	2,614,709	431,919
2017	2,553,336	421,781
2018	2,792,683	461,318
Thereafter	2,591,183	428,033
Total	16,206,885	2,677,187

The purchase prices under the multi-year supply agreements are subject to adjustments, taking into consideration the spot market price, the cost to produce the polysilicon, among other things.  The Company purchased polysilicon in the amount of RMB 735,646 and RMB 415,075 (US$68,566) under the “take or pay” arrangements during 2012 and 2013, respectively.

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements amounted to RMB 8,287,869 (US$ 1,369,058) as of December 31, 2013.  The Company purchased polysilicon in the amount of RMB 397,241 and RMB 732,626 (US$121,021) under the multi-year supply agreements during 2012 and 2013, respectively.

In October 2012, the Company received notice of an antitrust and unfair competition lawsuit filed by Solyndra, LLC (a U.S.-based solar company) against the Company and two other China-based photovoltaic panel manufacturers in the U.S. District Court of the Northern District of California. The Company filed its joint motion to dismiss all of Solyndra’s claims with the co-defendants in March 2013.  On April 9, 2014, the Company received an order denying defendants’ joint motion to dismiss Solyndra’s claims. A case management conference has been set for April 23, 2014, at which the court will likely set a schedule for the remainder of the Solyndra litigation. While it is premature at this stage of the litigations to evaluate the likelihood of favorable or unfavorable outcomes, the Company believes that Solyndra’s claims lack merits and would defend itself vigorously against those allegations.  In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2013 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

From July 2009 through March 2013, the Company signed a series of agreements and amendments with suppliers to provide recovery service of exhausted slurry for the Company.  According to the series of agreements and amendments with the supplier, the Company guaranteed a minimum annual supply volume of exhausted slurry.  The Company didn’t provide adequate supply volume of exhausted slurry in 2012 due to some quality issue noted on the supplier’s services.  In May 2013, the supplier informed the Company that it would like to cease the recovery service and claimed compensation.  The Company has not received any notices from any arbitration tribunal or courts.  While it is premature at this stage to evaluate the final outcome, the Company believes that the supplier’s claims lack merits.  In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2013 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

In October 2013, the Company received notice of an antitrust filed by Energy Conversion Devices Liquidation Trust (“ECD”), through its liquidating trustee, against the Company and two other China-based photovoltaic panel manufacturers. in the U.S. District Court of the Eastern District of Michigan.  ECD alleges a wide-ranging conspiracy among the Company and other two Chinese photovoltaic panel manufacturers, their suppliers, banks and the Chinese government to destroy ECD and the U.S. solar industry by flooding the market with cheap photovoltaic panels.  The Company believes, after consultation with the legal counsel, that these allegations are without merit. The Company intends to defend vigorously against those allegations. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2013 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.